Debt Schedule of Debt Redemptions (Details) $ in Millions, $ in Millions	3 Months Ended
	Dec. 28, 2019 USD ($)	Dec. 28, 2019 CAD ($)	Dec. 28, 2019 CAD ($)	Sep. 28, 2019 USD ($)	Sep. 28, 2019 CAD ($)
Two point seven zero zero percent Canadian dollar senior notes due 2020
Debt Instrument [Line Items]
Long-term debt, principal amount			$ 0		$ 300
Early repayment of senior debt		$ 300
Two point eight zero zero percent senior notes due 2020
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 200			$ 1,500
Early repayment of senior debt	$ 1,300